Bank Borrowings (Tables)	6 Months Ended
Jun. 30, 2026
Debt Disclosure [Abstract]
Schedule of Outstanding Balances of Bank Borrowings

Outstanding balances of bank borrowings as of December 31, 2025 and June 30, 2026 consisted of the following:

	As of December 31, 2025	As of June 30, 2026
	HKD	HKD	USD
Bank overdraft	2,957	—	—
Bank borrowings:
Collateralized and guaranteed	4,753,714	—	—
	4,756,671	—	—
Less: current maturities	(4,756,671)	—	—
Non-current maturities	—	—	—

Schedule of Bank Borrowings

Bank borrowings as of December 31, 2025 and June 30, 2026 are as follows:

				Interest rate as of	Interest rate as of	Balance as of
Lender	Type	Maturity date	Currency	December 31, 2025	June 30, 2026	December 31, 2025	June 30, 2026
						HKD	HKD	USD
China Construction Asia Bank (i)	Trading finance	Within 1 year	HKD	5.94%	—	4,753,714	—	—
Citibank, N.A., Hong Kong Branch	Bank overdraft	On demand	HKD	14.75%	—	2,957	—	—
Total						4,756,671	—	—
Less: current maturities						(4,756,671)	—	—
Non-current maturities						—	—	—

(i)	In connection with our operations in Hong Kong, Neo-Concept HK, together with a related company, Neo-Concept (Holdings) Company Limited (“NCH”), a company incorporated in Hong Kong and controlled by Ms. Siu, entered into (as renewed or supplemented yearly where required) several banking facilities with banks in Hong Kong for combined banking facilities which were shared by Neo-Concept HK and NCH combinedly. The banking facilities were secured, details of which are set out as follows: